EQUITY-ACCOUNTED INVESTMENTS - Total Assets and Total Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total assets	$ 76,128	$ 64,111
Total Liabilities	46,149	37,825
Joint ventures [member]
Disclosure of associates [line items]
Total assets	17,891	8,617
Total Liabilities	5,638	3,397
Joint ventures [member] | Hydroelectric
Disclosure of associates [line items]
Total assets	1,221	550
Total Liabilities	422	223
Joint ventures [member] | Wind
Disclosure of associates [line items]
Total assets	1,019	472
Total Liabilities	383	20
Joint ventures [member] | Solar
Disclosure of associates [line items]
Total assets	2,884	457
Total Liabilities	1,160	70
Joint ventures [member] | Distributed energy & storage
Disclosure of associates [line items]
Total assets	5,010	4,248
Total Liabilities	2,109	1,944
Joint ventures [member] | Sustainable solutions
Disclosure of associates [line items]
Total assets	7,757	2,890
Total Liabilities	$ 1,564	$ 1,140